Note 10 - (Loss) Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended June 30,
	2016	2017
Income:
Net income/(loss)	290	(5,838)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	3,426,780	337,138

Earnings/(Loss) per share, basic and diluted	0.08	(17.32)